Asset Impairment And Exit Costs (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Eastern Europe, Middle East & Africa [Member]	Dec. 31, 2011 Eastern Europe, Middle East & Africa [Member]	Dec. 31, 2010 Eastern Europe, Middle East & Africa [Member]
Asset Impairment And Exit Costs [Line Items]
Separation program charges, pre-tax	$ 63	$ 27	$ 29		$ 6
Cash payments related to exit costs	98	75	56
Future cash payments for exit costs incurred to date	28
Contract termination charges	12	20		12	12
Pre-tax asset impairment charges	$ 34				$ 7